Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 2.3%
CSL Ltd. .................... 3,166 $ 310,961
Fortescue Ltd. ................ 214,622 3,066,863
Glencore plc ................. 161,978 1,226,801
Macquarie Group Ltd. ........... 20,195 2,868,838
QBE Insurance Group Ltd. ....... 33,669 496,845
Rio Tinto plc ................. 28,845 2,676,058
Santos Ltd. .................. 371,983 2,036,066
12,682,432
Brazil — 0.8%
B3 SA - Brasil Bolsa Balcao ....... 526,654 1,870,794
Lojas Renner SA .............. 297,562 854,223
MBRF Global Foods Co. SA ...... 301,226 1,256,695
Seguridade Participacoes SA ...... 23,529 158,258
4,139,970
Canada — 2.0%
Barrick Mining Corp. ............ 77,544 3,168,986
Brookfield Corp. , Class A ......... 26,612 1,078,368
Power Corp. of Canada ......... 32,415 1,560,515
Suncor Energy, Inc. ............ 56,509 3,737,613
TELUS Corp. ................ 113,863 1,463,497
11,008,979
China — 2.8%
Alibaba Group Holding Ltd. ....... 55,100 863,664
BOE Technology Group Co. Ltd. , Class
A ...................... 3,021,300 1,729,349
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 48,100 2,854,379
Hithink RoyalFlush Information Network
Co. Ltd. , Class A ............ 25,300 1,109,397
TCL Technology Group Corp. , Class A 1,675,700 1,047,876
Tencent Holdings Ltd. ........... 98,300 6,200,015
Xiaomi Corp. , Class B
(a) (b) (c)
....... 138,000 570,031
Yunnan Baiyao Group Co. Ltd. , Class A 44,420 355,284
ZTE Corp. , Class H ............ 127,000 358,927
15,088,922
Denmark — 0.3%
Danske Bank A/S .............. 29,649 1,461,180
Finland — 0.4%
Nordea Bank Abp ............. 119,224 2,052,937
France — 3.6%
AXA SA .................... 191,122 8,782,354
Carrefour SA ................. 15,186 281,182
Credit Agricole SA ............. 16,566 309,194
Engie SA ................... 59,313 1,911,507
LVMH Moet Hennessy Louis Vuitton SE 1,673 914,545
Publicis Groupe SA ............ 1,781 147,413
Sanofi SA ................... 71,104 6,866,501
Sodexo SA .................. 3,060 157,076
19,369,772
Germany — 2.2%
Allianz SE (Registered) .......... 5,295 2,236,177
BASF SE ................... 39,222 2,415,699
Deutsche Bank AG (Registered) .... 41,916 1,247,424
Deutsche Post AG ............. 14,340 755,817
Mercedes-Benz Group AG ........ 27,909 1,715,368
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 2,174 1,372,971
Siemens AG (Registered) ........ 9,912 2,414,901
12,158,357
Security
Shares
Shares Value
Guatemala — 0.2%
Millicom International Cellular SA ... 11,888 $ 890,887
Hong Kong — 0.9%
AIA Group Ltd. ............... 423,320 4,703,647
India — 0.6%
Alkem Laboratories Ltd. ......... 2,814 157,745
Birlasoft Ltd. ................. 25,060 88,754
DLF Ltd. .................... 39,028 209,806
Larsen & Toubro Ltd. ........... 15,405 572,723
Lupin Ltd. ................... 6,393 158,214
Multi Commodity Exchange of India
Ltd. ..................... 18,939 483,956
SBI Life Insurance Co. Ltd.
(b) (c)
..... 8,120 153,599
Tata Consultancy Services Ltd. .... 50,165 1,263,188
Voltas Ltd. .................. 11,450 155,077
3,243,062
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 658,000 184,702
Ireland — 0.5%
AerCap Holdings NV ........... 21,081 2,891,892
Israel — 0.0%
Check Point Software Technologies
Ltd.
(a)
.................... 2,279 325,555
Italy — 2.3%
Banca Monte dei Paschi di Siena SpA 158,193 1,380,318
Enel SpA ................... 95,113 1,039,854
Generali .................... 61,492 2,473,916
Intesa Sanpaolo SpA ........... 454,492 2,748,715
Nexi SpA
(b) (c)
................. 96,914 360,997
Saipem SpA ................. 266,149 1,217,725
UniCredit SpA ................ 44,438 3,188,151
12,409,676
Japan — 4.7%
Daiwa House Industry Co. Ltd. ..... 24,100 756,088
ENEOS Holdings, Inc. .......... 443,700 3,997,797
Fujitsu Ltd. .................. 61,400 1,255,671
Hitachi Ltd. .................. 60,000 1,760,129
Mitsubishi Heavy Industries Ltd. .... 57,300 1,574,413
Murata Manufacturing Co. Ltd. ..... 175,700 3,942,221
NEC Corp. .................. 96,000 2,388,777
Obayashi Corp. ............... 25,500 617,622
SoftBank Group Corp. .......... 21,100 513,780
Sony Financial Group, Inc. ....... 172,800 158,294
Sony Group Corp. ............. 234,800 4,893,875
Tokyo Electron Ltd. ............ 11,900 2,956,566
Toyota Motor Corp. ............ 25,200 523,841
25,339,074
Malaysia — 0.0%
YTL Corp. Bhd. ............... 226,300 95,506
Mexico — 0.1%
Wal-Mart de Mexico SAB de CV .... 168,891 548,427
Netherlands — 0.1%
Koninklijke Philips NV ........... 27,677 757,028
Norway — 0.5%
DNB Bank ASA ............... 91,322 2,857,343
Republic of Turkiye — 0.1%
KOC Holding A/S .............. 107,479 473,425

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Global Fund, Inc.
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Russia — 0.0%
(a)(d)
Alrosa PJSC ................. 18,331 $ 2
Mobile TeleSystems PJSC ........ 3,760 1

Singapore — 0.1%
DBS Group Holdings Ltd. ........ 11,600 516,201
South Korea — 1.6%
KCC Corp. .................. 621 205,624
Kia Corp. ................... 15,854 1,565,281
LG Display Co. Ltd.
(a)
........... 27,726 203,584
NAVER Corp. ................ 5,202 708,245
Samsung Electronics Co. Ltd. ..... 32,218 3,768,262
SK Hynix, Inc. ................ 4,070 2,309,176
8,760,172
Spain — 0.8%
Banco de Sabadell SA .......... 905,284 3,242,995
Iberdrola SA ................. 41,448 948,917
4,191,912
Sweden — 0.9%
Svenska Handelsbanken AB , Class A 261,268 3,444,485
Swedbank AB , Class A .......... 42,789 1,458,400
4,902,885
Switzerland — 0.9%
ABB Ltd. (Registered) ........... 62,343 5,068,983
Taiwan — 3.1%
Bizlink Holding, Inc. ............ 11,286 648,059
Chroma ATE, Inc. .............. 50,000 2,399,222
MediaTek, Inc. ................ 16,354 784,422
Quanta Computer, Inc. .......... 257,000 2,312,732
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 182,000 10,525,884
16,670,319
United Kingdom — 2.5%
AstraZeneca plc .............. 7,378 1,442,694
B&M European Value Retail plc .... 439,041 985,888
BAE Systems plc .............. 131,613 3,858,697
HSBC Holdings plc ............ 96,008 1,576,700
International Consolidated Airlines
Group SA ................. 85,554 402,620
Intertek Group plc ............. 9,960 484,643
NatWest Group plc ............. 46,740 346,248
Next plc .................... 7,056 1,192,103
Reckitt Benckiser Group plc ....... 36,103 2,427,578
Smiths Group plc .............. 25,317 772,579
13,489,750
United States — 63.4%
3M Co. ..................... 31,439 4,565,886
AbbVie, Inc. ................. 11,658 2,535,498
Adobe, Inc.
(a)
................. 5,724 1,391,390
Advanced Micro Devices, Inc.
(a)
.... 12,303 2,502,799
AECOM .................... 13,416 1,137,945
Alexandria Real Estate Equities, Inc. . 19,886 923,108
Allstate Corp. (The) ............ 3,624 751,400
Alphabet, Inc. , Class A .......... 38,633 11,109,305
Alphabet, Inc. , Class C .......... 31,281 8,973,268
Altria Group, Inc. .............. 42,309 2,791,971
Amazon.com, Inc.
(a)
............ 73,569 15,322,216
AMETEK, Inc. ................ 22,269 4,773,583
Amgen, Inc. ................. 3,921 1,379,604
Analog Devices, Inc. ............ 6,604 2,100,997
Apple, Inc. .................. 111,275 28,240,482
Security
Shares
Shares Value
United States (continued)
Applied Materials, Inc. .......... 11,942 $ 4,081,656
Arista Networks, Inc.
(a)
.......... 7,047 865,231
AT&T, Inc. ................... 83,583 2,423,071
Bank of America Corp. .......... 174,882 8,525,497
Boeing Co. (The)
(a)
............. 12,823 2,552,162
Booking Holdings, Inc. .......... 750 3,157,740
BorgWarner, Inc. .............. 45,123 2,448,374
Bristol-Myers Squibb Co. ......... 50,890 3,086,478
Broadcom, Inc. ............... 24,573 7,605,589
Caterpillar, Inc. ............... 2,553 1,808,698
Charles Schwab Corp. (The) ...... 38,725 3,639,376
Cheniere Energy, Inc. ........... 3,181 902,641
Chevron Corp. ................ 19,966 4,130,965
Citigroup, Inc. ................ 41,540 4,711,051
CME Group, Inc. , Class A ........ 13,612 4,020,304
Coinbase Global, Inc. , Class A
(a)
.... 1,274 222,453
Comcast Corp. , Class A ......... 192,301 5,520,962
Conagra Brands, Inc. ........... 111,916 1,759,320
CoreWeave, Inc. , Class A
(a)
....... 2,243 173,765
Costco Wholesale Corp. ......... 5,016 4,998,093
Crown Castle, Inc. ............. 7,825 636,251
Danaher Corp. ............... 5,056 958,618
Devon Energy Corp. ............ 50,486 2,540,456
Eli Lilly & Co. ................ 2,961 2,723,439
Equinix, Inc. ................. 1,752 1,717,380
Experian plc ................. 13,646 472,076
General Motors Co. ............ 5,486 408,707
Gilead Sciences, Inc. ........... 8,802 1,226,735
Goldman Sachs Group, Inc. (The) .. 5,186 4,387,304
HCA Healthcare, Inc. ........... 4,252 2,012,216
Honeywell International, Inc. ...... 28,466 6,434,170
Intel Corp.
(a)
................. 34,025 1,501,523
JPMorgan Chase & Co. ......... 34,247 10,074,098
Lam Research Corp. ........... 14,069 3,005,983
Lockheed Martin Corp. .......... 6,227 3,763,537
Lumentum Holdings, Inc.
(a)
....... 2,990 2,101,252
LyondellBasell Industries NV , Class A 29,552 2,380,709
MasTec, Inc.
(a)
................ 8,283 2,664,972
Meta Platforms, Inc. , Class A ...... 7,403 4,235,478
Micron Technology, Inc. .......... 12,060 4,074,350
Microsoft Corp. ............... 51,537 19,077,451
Monday.com Ltd.
(a)
............. 3,640 251,560
Moody's Corp. ................ 2,197 958,441
Morgan Stanley ............... 58,916 9,695,806
Motorola Solutions, Inc. ......... 13,641 5,919,785
Netflix, Inc.
(a)
................. 44,036 4,234,061
Newmont Corp. ............... 17,419 1,885,607
Northrop Grumman Corp. ........ 4,087 2,788,315
NVIDIA Corp. ................ 142,507 24,853,221
Oracle Corp. ................. 14,824 2,180,759
Pfizer, Inc. .................. 170,401 4,784,860
Procter & Gamble Co. (The) ...... 26,278 3,795,594
QUALCOMM, Inc. ............. 24,821 3,196,448
Regeneron Pharmaceuticals, Inc. ... 976 754,097
RTX Corp. .................. 14,266 2,751,911
Salesforce, Inc. ............... 7,613 1,421,119
Sandisk Corp.
(a)
............... 1,181 750,337
Sempra .................... 7,022 682,328
Shell plc .................... 147,068 6,811,461
Skyworks Solutions, Inc. ......... 23,167 1,240,593
Take-Two Interactive Software, Inc.
(a)
. 18,869 3,726,628
Tesla, Inc.
(a)
.................. 11,404 4,239,437
Texas Instruments, Inc. .......... 13,061 2,535,663
Thermo Fisher Scientific, Inc. ...... 1,618 795,296
T-Mobile US, Inc. .............. 4,358 915,311

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Travelers Cos., Inc. (The) ........ 8,548 $ 2,493,281
UnitedHealth Group, Inc. ......... 5,860 1,585,657
US Bancorp ................. 23,456 1,219,947
VeriSign, Inc. ................ 10,373 2,576,238
Verizon Communications, Inc. ..... 67,895 3,408,329
Vertex Pharmaceuticals, Inc.
(a)
..... 1,519 678,294
Visa, Inc. , Class A ............. 4,727 1,428,688
Walmart, Inc. ................. 45,139 5,609,875
Warner Bros Discovery, Inc.
(a)
..... 13,490 370,435
Western Digital Corp. ........... 4,387 1,186,640
343,255,605
Total Common Stocks — 97.7%
(Cost: $ 411,136,553 ) ............................. 529,538,603
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Marcopolo SA (Preference) ....... 198,771 237,534
Usinas Siderurgicas de Minas Gerais S
(Preference)
(a)
.............. 140,619 183,516
421,050
Total Preferred Securities — 0.1%
(Cost: $ 374,572 ) ................................ 421,050
Total Long-Term Investments — 97 .8%
(Cost: $ 411,511,125 ) ............................. 529,959,653
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.55%
(e) (f)
.... 9,580,101 9,580,101
Total Short-Term Securities — 1 .8%
(Cost: $ 9,580,101 ) .............................. 9,580,101
Total Investments — 99.6%
(Cost: $ 421,091,226 ) ............................. 539,539,754
Other Assets Less Liabilities — 0.4% ................... 2,051,960
Net Assets — 100.0% .............................. $ 541,591,714
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Global Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (41)
(b)
$ 41 $ — $ — — $ 2,167
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 9,845,942 — (265,841)
(b)
— — 9,580,101 9,580,101 196,230 —
$ 41 $ — $ 9,580,101 $ 198,397 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 23 06/18/26 $ 7,556 $ (118,597)
MSCI EAFE Index ......................................................... 21 06/19/26 3,046 (26,085)
MSCI Emerging Markets Index ................................................. 18 06/19/26 1,309 (44,141)
$ (188,823)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 12,682,432 $ — $ 12,682,432
Brazil ............................................... 4,139,970 — — 4,139,970
Canada ............................................. 11,008,979 — — 11,008,979
China ............................................... — 15,088,922 — 15,088,922
Denmark ............................................. — 1,461,180 — 1,461,180
Finland .............................................. — 2,052,937 — 2,052,937
France .............................................. — 19,369,772 — 19,369,772
Germany ............................................ — 12,158,357 — 12,158,357
Guatemala ........................................... 890,887 — — 890,887
Hong Kong ........................................... — 4,703,647 — 4,703,647
India ............................................... — 3,243,062 — 3,243,062
Indonesia ............................................ — 184,702 — 184,702
Ireland .............................................. 2,891,892 — — 2,891,892
Israel ............................................... 325,555 — — 325,555
Italy ................................................ — 12,409,676 — 12,409,676
Japan ............................................... — 25,339,074 — 25,339,074
Malaysia ............................................. — 95,506 — 95,506
Mexico .............................................. 548,427 — — 548,427
Netherlands ........................................... — 757,028 — 757,028
Norway .............................................. — 2,857,343 — 2,857,343
Republic of Turkiye ...................................... — 473,425 — 473,425
Russia .............................................. — — 3 3

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Global Fund, Inc.

Level 1 Level 2 Level 3 Total
Singapore ............................................ $ — $ 516,201 $ — $ 516,201
South Korea .......................................... — 8,760,172 — 8,760,172
Spain ............................................... — 4,191,912 — 4,191,912
Sweden ............................................. — 4,902,885 — 4,902,885
Switzerland ........................................... — 5,068,983 — 5,068,983
Taiwan .............................................. — 16,670,319 — 16,670,319
United Kingdom ........................................ — 13,489,750 — 13,489,750
United States .......................................... 335,972,068 7,283,537 — 343,255,605
Preferred Securities ....................................... 421,050 — — 421,050
Short-Term Securities
Money Market Funds ...................................... 9,580,101 — — 9,580,101
$ 365,778,929 $ 173,760,822 $ 3 $ 539,539,754
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (188,823) $ — $ — $ (188,823)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
PJSC Public Joint Stock Company
SAB Special Assessment Bonds
Fair Value Hierarchy as of Period End (continued)